Fair Value of Financial Instruments - Narrative (Details) - $ / shares		6 Months Ended
	May 26, 2020	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Value of public warrants per warrant issued during IPO (as a percent)	33.00%
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Value of public warrants per warrant issued during IPO (as a percent)		33.00%
Outstanding warrants		13,799,357	13,799,357
Private Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding warrants		6,853,333	6,853,333
Class A Common Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Shares called by warrants		1
Exercise price		$ 11.50
Class A Common Stock | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Shares called by warrants			1
Exercise price			$ 11.50